RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2023
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2023	2022
Asset retirement obligations - non-current, beginning of year	$865,319	$706,958
Asset retirement obligations - current, beginning of year	22,127	4,547
Current year additions and changes in estimate, net(i)	127,413	217,506
Current year accretion	32,906	15,951
Liabilities settled	(9,085)	(16,850)
Foreign exchange revaluation	23,893	(40,666)
Reclassification from non-current to current, end of year	(22,570)	(22,127)
Asset retirement obligations - non-current, end of year	$1,040,003	$865,319

Note:

(i) Current year additions include $110.6 million related to the Yamana Transaction.

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2023	2022
Environmental remediation liability - non-current, beginning of year	$13,009	$15,491
Environmental remediation liability - current, beginning of year	1,381	3,000
Liabilities settled	(3,737)	(3,058)
Foreign exchange revaluation	278	(1,043)
Reclassification from non-current to current, end of year	(1,696)	(1,381)
Environmental remediation liability - non-current, end of year	$9,235	$13,009